Investment in crypto assets-Bitcoin (Tables)	6 Months Ended
Jun. 30, 2026
Investment in crypto assets-Bitcoin [Abstract]
Units Held, Cost Basis and the Fair Value of its Investments in Crypto Assets	The following table sets forth the units held, cost basis, and the fair value of its investments in crypto assets, as shown on the unaudited condensed consolidated balance sheets as of June 30, 2026:

	Units	Cost basis	Fair value
Investment in crypto assets:
Bitcoin	44.006	$5,000,000	$2,576,214
Total	44.006	$5,000,000	$2,576,214

Reconciliation of Fair Value of Company's Investment in Crypto Assets - Bitcoin
The following table presents a reconciliation of the fair value of the Company’s investment in crypto assets- Bitcoin for the six months period ended June 30, 2026:

Investment in crypto assets-Bitcoin
Balance December 31, 2025	$3,851,400
Change in fair value of crypto assets-Bitcoin	(1,275,186)
Balance June 30, 2026	$2,576,214